CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Revenue	$ 8,281,676	$ 8,120,176	$ 7,741,386
Costs and expenses:
Direct costs	5,845,319	5,719,949	5,527,045
Selling, general and administrative	728,348	768,559	778,753
Depreciation and amortization	488,500	585,950	569,513
Transaction and integration related (Note 6)	$ 29,574	44,176	39,695
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring (Note 19)
Restructuring (Note 19)	$ 92,123	45,390	31,143
Total costs and expenses	7,183,864	7,164,024	6,946,149
Income from operations	1,097,812	956,152	795,237
Interest income	8,609	5,014	2,345
Interest expense (Note 13)	(237,237)	(336,699)	(229,731)
Income before income tax expense	869,184	624,467	567,851
Income tax expense (Note 20)	(77,710)	(11,749)	(59,411)
Income before share of losses from equity method investments	791,474	612,718	508,440
Share of losses from equity method investments	0	(383)	(3,136)
Net income	$ 791,474	$ 612,335	$ 505,304
Net income per ordinary share (Note 23):
Basic (USD per share)	$ 9.60	$ 7.46	$ 6.20
Diluted (USD per share)	$ 9.53	$ 7.40	$ 6.13
Weighted average number of ordinary shares outstanding (Note 23):
Basic (in shares)	82,482,764	82,101,813	81,532,320
Diluted (in shares)	83,032,424	82,717,640	82,468,363